INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Net operating loss carry forward	$ (4,223,000)	$ (1,011,212)	$ (796,713)
Effective Tax rate	21.00%	21.00%	21.00%
Income tax expenses(benefit)		$ (212,355)	$ (167,310)
Less: Valuation Allowance	$ 166,098	$ 212,355	$ 167,310